Eaton Vance Tax-Managed Equity Asset Allocation Fund
Fund Summaries Eaton Vance Tax-Managed Equity Asset Allocation Fund
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Equity Asset Allocation Fund	Class A	Class B	Class C
Shareholder Fees Column [Text]	Class A	Class B	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Equity Asset Allocation Fund	Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A	Eaton Vance Tax-Managed Equity Asset Allocation Fund Class B	Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C
Management Fees			0.93%	0.93%	0.93%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses	[2]		0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses			2.04%	2.79%	2.79%
Advisory Fee Reduction	[3]		(0.67%)	(0.67%)	(0.67%)
Total Annual Fund Operating Expenses After Expense Reduction			1.37%	2.12%	2.12%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolios.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.
[3]	Pursuant to the Fund's advisory agreement, the Fund's investment advisory fee is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Equity Asset Allocation Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	706	984	1,282	2,127
Class B Shares	Class B shares	715	1,064	1,339	2,261
Class C Shares	Class C shares	315	664	1,139	2,452

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Equity Asset Allocation Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	706	984	1,282	2,127
Class B Shares	Class B shares	215	664	1,139	2,261
Class C Shares	Class C shares	215	664	1,139	2,452

Portfolio Turnover
The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12 % of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all six Tax-Managed Portfolios described below.

Tax-Managed International Equity Portfolio. Tax-Managed International Equity Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Portfolio invests primarily in common stocks of companies domiciled in countries represented in the MSCI Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Portfolio normally invests at least 80% of its net assets in equity securities.

Tax-Managed Multi-Cap Growth Portfolio. Tax-Managed Multi-Cap Growth Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Portfolio invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Small-Cap Portfolio. Tax-Managed Small-Cap Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Portfolio invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States. The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls: (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Portfolio normally will invest at least 80% of its net assets in equity securities of small-cap companies. Although it invests primarily in domestic companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Small-Cap Value Portfolio. Tax-Managed Small-Cap Value Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index. The Portfolio normally will invest at least 80% of its net assets in small-cap companies. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Value Portfolio. Tax-Managed Value Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Portfolio invests in a diversified portfolio of value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive relative to the overall stock market. Although it invests primarily in common stocks of U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Growth Portfolio . Tax-Managed Growth Portfolio’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities. The Portfolio invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its assets in foreign securities.

In allocating the Fund’s assets among the Eaton Vance Tax-Managed Portfolios, the portfolio manager seeks to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. To the extent possible, adjustments in allocations among the Eaton Vance Tax-Managed Portfolios will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted Portfolios and by withdrawing cash from overweighted Portfolios to reinvest in underweighted Portfolios. There can be no assurance that there will always be sufficient Fund cash inflows or available Portfolio cash to alter the Fund’s asset allocation without tax consequences to shareholders. Eaton Vance has broad discretion to allocate and reallocate the Fund’s assets among the Eaton Vance Tax-Managed Portfolios consistent with the Fund’s investment objective and policies. Eaton Vance may be subject to certain conflicts of interest in fulfilling its duties to the Fund and each Portfolio. In making allocation decisions, the portfolio manager must make determinations only on the basis of the best interests of the Fund and its shareholders.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and , although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk . Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political , economic and market risks.

Smaller Company Equity Risk . The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2002 through December 31, 2011 , the highest quarterly total return for Class A was 17.05% for the quarter ended September 30, 2009, and the lowest quarterly return was –22.76% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Tax-Managed Equity Asset Allocation Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Life of Fund
Return Before Taxes Class A	Class A Return Before Taxes		(8.78%)	(1.81%)	3.25%
Return Before Taxes Class B	Class B Return Before Taxes		(8.77%)	(1.75%)	3.12%
Return Before Taxes Class C	Class C Return Before Taxes		(4.87%)	(1.36%)	3.11%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(8.84%)	(2.05%)	3.04%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(5.63%)	(1.51%)	2.83%
Russell 3000 Index	Russell 3000 Index	(reflects no deductions for fees, expenses or taxes)	1.03%	(0.01%)	3.48%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Global Dividend Income Fund
Eaton Vance Tax-Managed Global Dividend Income Fund
Investment Objective
The Fund’s investment objective is to achieve after-tax total return for its shareholders.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Global Dividend Income Fund	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses	Eaton Vance Tax-Managed Global Dividend Income Fund	Eaton Vance Tax-Managed Global Dividend Income Fund Class A	Eaton Vance Tax-Managed Global Dividend Income Fund Class B	Eaton Vance Tax-Managed Global Dividend Income Fund Class C	Eaton Vance Tax-Managed Global Dividend Income Fund Class I
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I
Management Fees		0.78%	0.78%	0.78%	0.78%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.14%	0.14%	0.14%	0.15%
Total Annual Fund Operating Expenses		1.17%	1.92%	1.92%	0.93%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Global Dividend Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	687	925	1,182	1,914
Class B Shares	Class B shares	695	1,003	1,237	2,048
Class C Shares	Class C shares	295	603	1,037	2,243
Class I Shares	Class I shares	95	296	515	1,143

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Global Dividend Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	687	925	1,182	1,914
Class B Shares	Class B shares	195	603	1,037	2,048
Class C Shares	Class C shares	195	603	1,037	2,243
Class I Shares	Class I shares	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101 % of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to invest primarily in common and preferred stocks of U.S. and non-U.S. companies that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”). Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks (the “80% policy”). The Fund’s return is expected to consist primarily of tax-favored dividend income, although it will also seek capital appreciation. The Fund may at times invest 25% or more of its total assets in each of the utilities and financial services sectors. The Fund’s non-U.S. investments may include companies located in developed and/or emerging market countries. The Fund may invest up to 20% of its net assets in fixed-income securities, including convertible stocks and convertible bonds and corporate debt securities rated investment grade or below (“junk bonds”), and may invest in securities in any rating category, including those in default. The Fund may invest not more than 5% of its net assets in real estate investment trusts. The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements ; and credit derivatives including credit default swaps, interest rate swaps, total return swaps and credit options. The Fund can engage in credit derivatives to an unlimited extent for hedging purposes. Credit derivatives may also be used for non-hedging purposes provided that the notional value of such derivative investments does not exceed 5% of the value of preferred stocks held by the Fund. There are no other stated limits on the Fund’s use of derivatives. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

In selecting securities, the Fund invests primarily in dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. Under normal market conditions, the Fund expects to primarily invest in preferred stocks that are rated investment grade (which is at least BBB as determined by Standard & Poor’s Ratings Group or Fitch Ratings or Baa as determined by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser), but may invest to a limited extent in lower rated preferred stocks. Consistent with the Fund’s investment objective, the investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks. In addition to investing in stocks that pay tax-favored dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. The Fund may seek to enhance the level of tax-favored dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, as a result of price declines that reach certain levels, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid. In addition, the buy and sell decisions for preferred stocks are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk . Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political , economic and market risks.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Dividend Capture Trading Risk. The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Sector Concentration Risk. Because the Fund may concentrate its investments in the utilities and financial services sector , the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a less concentrated fund.

Fixed Income and Convertible Security Risk . If the Fund invests in debt obligations or preferred stock, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position , rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2003 through December 31, 2011 , the highest quarterly total return for Class A was 14.79% for the quarter ended June 30, 2009, and the lowest quarterly return was –16.46% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Tax-Managed Global Dividend Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Life of Fund
Return Before Taxes Class A	Class A Return Before Taxes		(6.84%)	(3.09%)	3.82%
Return Before Taxes Class B	Class B Return Before Taxes		(6.60%)	(2.96%)	3.77%
Return Before Taxes Class C	Class C Return Before Taxes		(2.86%)	(2.66%)	3.77%
Return Before Taxes Class I	Class I Return Before Taxes		(0.82%)	(1.70%)	4.68%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(7.61%)	(3.98%)	2.96%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(3.40%)	(2.61%)	3.27%
MSCI World Index	MSCI World Index	(reflects net dividends, which reflect the deduction of withholding taxes)	(5.54%)	(2.37%)	5.85%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class A, Class B and Class C commenced operations on May 30, 2003. The Class I performance shown above for the period prior to August 27, 2007 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for MSCI World Index : MSCI.) MSCI data may not be reproduced or used for any other purposes. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed International Equity Fund
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed International Equity Fund	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Tax-Managed International Equity Fund	Eaton Vance Tax-Managed International Equity Fund Class A	Eaton Vance Tax-Managed International Equity Fund Class B	Eaton Vance Tax-Managed International Equity Fund Class C	Eaton Vance Tax-Managed International Equity Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.52%	0.53%	0.53%	0.52%
Total Annual Fund Operating Expenses			1.77%	2.53%	2.53%	1.52%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed International Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	745	1,100	1,479	2,539
Class B Shares	Class B shares	756	1,188	1,545	2,679
Class C Shares	Class C shares	356	788	1,345	2,866
Class I Shares	Class I shares	155	480	829	1,813

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed International Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	745	1,100	1,479	2,539
Class B Shares	Class B shares	256	788	1,345	2,679
Class C Shares	Class C shares	256	788	1,345	2,866
Class I Shares	Class I shares	155	480	829	1,813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41 % of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks of companies domiciled in countries represented in the MSCI Europe, Australasia, Far East (“MSCI EAFE”) Index.  The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries.  The Fund normally invests at least 80% of its net assets in equity securities (the “80% policy”).  The Fund seeks to outperform the MSCI EAFE Index on both a pre-tax and after-tax basis; however, there can be no assurance that it will do so.  The Fund maintains investments in not less than five different countries and may invest in companies located in developed or emerging market countries.  As an alternative to investing directly in foreign equity securities, the Fund may invest in depositary receipts and similar investments, which are considered foreign securities.  The Fund may invest no more than 5% of its net assets in real estate investment trusts.  The Fund may also lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains.  The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains).  The portfolio managers use fundamental research in managing the Fund.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  The portfolio managers typically seek to invest in companies that they consider to be high quality, global leading foreign companies with attractive valuations.  In selecting stocks for investment, the portfolio managers may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors.  In selecting stocks for sale, the portfolio managers rely on a quantitative multi-factor ranking system and sector analysts to highlight deteriorating fundamentals, falling earnings estimates, poor valuation, worsening growth prospects, and poor relative price performance.  Also, deteriorating macroeconomic factors for a security’s country of operation or industry can trigger a review for sale.  The Fund generally acquires securities with the expectation of holding them for the long-term.

The Fund currently invests its assets in Tax-Managed International Equity Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and , although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk . Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political , economic and market risks.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Smaller Company Equity Risk . The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 19.86 % for the quarter ended September 30, 2009, and the lowest quarterly return was –27.96 % for the quarter ended September 30, 2002 .
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Tax-Managed International Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		(20.70%)	(8.15%)	0.02%
Return Before Taxes Class B	Class B Return Before Taxes		(20.69%)	(8.11%)	(0.14%)
Return Before Taxes Class C	Class C Return Before Taxes		(17.36%)	(7.77%)	(0.13%)
Return Before Taxes Class I	Class I Return Before Taxes		(15.60%)	(6.87%)	0.72%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(20.49%)	(8.05%)	0.14%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(12.82%)	(6.40%)	0.31%
MSCI Europe, Australasia, and Far East (EAFE) Index	MSCI Europe, Australasia, and Far East (EAFE) Index	(reflects net dividends, which reflect the deduction of withholding taxes)	(12.14%)	(4.72%)	4.66%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to September 2, 2008 (commencement of operations ) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for the MSCI EAFE Index: MSCI) MSCI data may not be reproduced or used for any other purposes. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may quality for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Multi-Cap Growth Fund	Class A	Class B	Class C
Shareholder Fees Column [Text]	Class A	Class B	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Multi-Cap Growth Fund	Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A	Eaton Vance Tax-Managed Multi-Cap Growth Fund Class B	Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C
Management Fees			0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses			1.48%	2.23%	2.23%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Multi-Cap Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	717	1,016	1,336	2,242
Class B Shares	Class B shares	726	1,097	1,395	2,376
Class C Shares	Class C shares	326	697	1,195	2,565

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Multi-Cap Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	717	1,016	1,336	2,242
Class B Shares	Class B shares	226	697	1,195	2,376
Class C Shares	Class C shares	226	697	1,195	2,565

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139 % of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in a portfolio consisting primarily of common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by the Fund may include both large established market leaders, as well as smaller, less seasoned companies. The Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest not more than 10% of its assets in real estate investment trusts. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars ; and equity swap agreements. There is no stated limit on the Fund’s use of derivatives. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated ).

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and which the portfolio managers believe will grow in value over time. In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as potential of price appreciation, risk/return, and the mix of securities held by the Fund). Stocks generally are acquired with the expectation of being held for the long term. The sell process combines bottom up and top down considerations. The portfolio managers will normally consider selling securities when they reach their price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top down assessment of an industry or the economy can also influence the sell decisions at times.

The Fund currently invests its assets in Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and , although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Smaller Company Equity Risk . The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk . Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political , economic and market risks.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position , rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 26.07% for the quarter ended June 20, 2003, and the lowest quarterly return was –30.88% for the quarter ended September 30, 2008.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Tax-Managed Multi-Cap Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		(7.60%)	0.43%	3.90%
Return Before Taxes Class B	Class B Return Before Taxes		(7.52%)	0.49%	3.72%
Return Before Taxes Class C	Class C Return Before Taxes		(3.71%)	0.85%	3.73%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(7.60%)	(0.13%)	3.55%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(4.94%)	0.29%	3.35%
Russell 3000 Growth Index	Russell 3000 Growth Index	(reflects no deduction for fees, expenses or taxes)	2.18%	2.46%	2.74%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Fund
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Small-Cap Fund	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Small-Cap Fund	Eaton Vance Tax-Managed Small-Cap Fund Class A	Eaton Vance Tax-Managed Small-Cap Fund Class B	Eaton Vance Tax-Managed Small-Cap Fund Class C	Eaton Vance Tax-Managed Small-Cap Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses			1.23%	1.98%	1.98%	0.98%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Small-Cap Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	693	943	1,212	1,978
Class B Shares	Class B shares	701	1,021	1,268	2,113
Class C Shares	Class C shares	301	621	1,068	2,306
Class I Shares	Class I shares	100	312	542	1,201

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Small-Cap Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	693	943	1,212	1,978
Class B Shares	Class B shares	201	621	1,068	2,113
Class C Shares	Class C shares	201	621	1,068	2,306
Class I Shares	Class I shares	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89 % of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of publicly-traded common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States. The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls: (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies (the “80% Policy”). The market capitalization range for the Russell 2000 Index was $ 16 million to $ 3,704 million, and the market capitalization range for the S&P SmallCap 600 Index was $ 37 million to $3, 704 million as of December 31, 2011. The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2011 was $4, 823 million. The Fund may also invest in larger companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in real estate investment trusts and may lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). In making investment decisions , the portfolio manager relies on the investment adviser’s research staff. In selecting companies for investment , the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors . The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.

The Fund currently invests its assets in Tax-Managed Small-Cap Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and , although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Small Company Equity Risk . The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk . Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political , economic and market risks.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 19.30 % for the quarter ended September 30, 2009, and the lowest quarterly return was –32.18 % for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Tax-Managed Small-Cap Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		(10.98%)	2.67%	2.71%
Return Before Taxes Class B	Class B Return Before Taxes		(10.95%)	2.78%	2.56%
Return Before Taxes Class C	Class C Return Before Taxes		(7.23%)	3.11%	2.55%
Return Before Taxes Class I	Class I Return Before Taxes		(5.35%)	4.01%	3.38%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(10.98%)	2.67%	2.71%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(7.14%)	2.28%	2.35%
Russell 2000 Index	Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies .
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Small-Cap Value Fund	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Small-Cap Value Fund	Eaton Vance Tax-Managed Small-Cap Value Fund Class A	Eaton Vance Tax-Managed Small-Cap Value Fund Class B	Eaton Vance Tax-Managed Small-Cap Value Fund Class C	Eaton Vance Tax-Managed Small-Cap Value Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses			2.05%	2.80%	2.80%	1.80%
Expense Reimbursement	[2]		(0.60%)	(0.60%)	(0.60%)	(0.60%)
Total Annual Fund Operating Expenses After Expense Reimbursement			1.45%	2.20%	2.20%	1.20%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class B and Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through February 28, 2013. Any amendments to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Small-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	714	1,126	1,563	2,772
Class B Shares	Class B shares	723	1,211	1,626	2,905
Class C Shares	Class C shares	323	811	1,426	3,085
Class I Shares	Class I shares	122	508	919	2,067

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Small-Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	714	1,126	1,563	2,772
Class B Shares	Class B shares	223	811	1,426	2,905
Class C Shares	Class C shares	223	811	1,426	3,085
Class I Shares	Class I shares	122	508	919	2,067

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66 % of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market based on one or more measures of value. Small-cap companies are companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index. The Fund normally will invest at least 80% of its net assets in small-cap companies (the “80% Policy”). Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest no more than 5% of its net assets in real estate investment trusts . The Fund may also lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. In selecting stocks, the portfolio managers consider (among other factors) a company’s earning or cash flow capabilities, the strength of the company’s business franchises, the strength of management and estimates of the company’s net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

The Fund currently invests its assets in Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap or value stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and , although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk . Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political , economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries . As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities , including political , economic and market risks.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2002 through December 31, 2011, the highest quarterly total return for Class A was 18.23% for the quarter ended June 30, 2009, and the lowest quarterly return was –21.01% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Tax-Managed Small-Cap Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Life of Fund
Return Before Taxes Class A	Class A Return Before Taxes		(3.90%)	2.02%	6.57%
Return Before Taxes Class B	Class B Return Before Taxes		(3.62%)	2.15%	6.43%
Return Before Taxes Class C	Class C Return Before Taxes		0.20%	2.47%	6.44%
Return Before Taxes Class I	Class I Return Before Taxes		2.23%	3.37%	7.28%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(4.40%)	1.49%	6.08%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(1.86%)	1.71%	5.74%
Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	5.97%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Value Fund
Eaton Vance Tax-Managed Value Fund
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Value Fund	Class A	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Value Fund	Eaton Vance Tax-Managed Value Fund Class A	Eaton Vance Tax-Managed Value Fund Class C	Eaton Vance Tax-Managed Value Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class I
Management Fees			0.77%	0.77%	0.77%
Distribution and Service (12b-1) Fees			0.25%	1.00%
Other Expenses			0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses			1.17%	1.92%	0.92%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	687	925	1,182	1,914
Class C Shares	Class C shares	295	603	1,037	2,243
Class I Shares	Class I shares	94	293	509	1,131

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	687	925	1,182	1,914
Class C Shares	Class C shares	195	603	1,037	2,243
Class I Shares	Class I shares	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests primarily in value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. The Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in real estate investment trusts and may lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The portfolio managers seek to build and maintain an investment portfolio of value stocks that will perform well over the long term on an after-tax basis. Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the tax treatment of dividends, the strength of a company’s business franchises, the strength of a company’s management team, sustainability of a company’s competitiveness and estimates of a company’s net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

The Fund currently invests its assets in Tax-Managed Value Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as value stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the highest quarterly total return for Class A was 14.81% for the quarter ended September 30, 2009, and the lowest quarterly return was –21.20% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Tax-Managed Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		(8.77%)	(3.67%)	2.70%
Return Before Taxes Class C	Class C Return Before Taxes		(4.90%)	(3.25%)	2.53%
Return Before Taxes Class I	Class I Return Before Taxes		(2.99%)	(2.32%)	3.41%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(8.98%)	(3.83%)	2.55%
Return After Taxes on Distributions and the Sale Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		(5.43%)	(3.08%)	2.32%
Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deduction for fees, expenses or taxes)	0.39%	(2.63%)	3.89%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class I performance shown above for the period prior to November 30, 2007 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.